BALANCE SHEETS (FY) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,029,532	$ 1,342,435	$ 2,579,658
Prepaid expenses	263,271	467,021	993,608
Total current assets	2,292,803	1,809,456	3,573,266
Investments held in Trust	68,615,845	285,581,779	281,521,183
Total Assets	70,908,648	287,391,235	285,094,449
Current Liabilities:
Accrued expenses	357,328	132,417	159,622
Total current liabilities	4,419,639	588,250	159,622
Deferred underwriting commission		0	9,660,000
Total Liabilities	4,479,279	905,676	9,819,622
Commitments and contingencies (Note 5)
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 27,600,000 shares at redemption value of $10.31 at December 31, 2022 and $10.20 at December 31, 2021	68,217,016	284,449,019	281,520,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Accumulated deficit	(1,788,337)	2,035,850	(6,245,863)
Total Stockholders' Equity (Deficit)	(1,787,647)	2,036,540	(6,245,173)
Total Liabilities, Temporary Equity and Stockholders' Equity (Deficit)	70,908,648	287,391,235	285,094,449
Previously Reported [Member]
Current Liabilities:
Accrued expenses		905,676
Total current liabilities		905,676
Class A Common Stock [Member]
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 27,600,000 shares at redemption value of $10.31 at December 31, 2022 and $10.20 at December 31, 2021	68,217,016	284,449,019	281,520,000
Stockholders' Deficit:
Common stock	0	0	0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock	$ 690	$ 690	$ 690